Income from operations (Tables)	12 Months Ended
Dec. 31, 2025
Income from operations [Abstract]
Sales and costs by nature	A breakdown by nature of the income (loss) from operations is:
Philips Group
Sales and costs by nature in millions of EUR

	2025	2024	2023
Sales	17,834	18,021	18,169
Costs of materials used	(4,120)	(4,213)	(4,626)
Employee benefit expenses	(6,681)	(6,641)	(6,903)
Depreciation and amortization ¹	(1,125)	(1,390)	(1,261)
Shipping and handling	(585)	(623)	(668)
Advertising and promotion	(794)	(791)	(700)
Lease expenses	(43)	(54)	(51)
Other operational costs	(3,097)	(3,351)	(3,535)
Other business income (expenses)	36	(429)	(540)
Income from operations	1,424	529	(115)
[1]Includes impairments. For impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill.

Sales composition	Philips Group
Sales composition in millions of EUR

	2025	2024	2023
Goods	12,089	12,198	12,419
Services	4,938	5,003	4,926
Royalties	434	466	434
Total sales from contracts with customers	17,461	17,667	17,779
Sales from other sources	373	354	390
Total sales	17,834	18,021	18,169

Disaggregation of Sales per segment	Philips Group
Disaggregation of sales per segment in millions of EUR

	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
2025
Diagnosis & Treatment	5,286	3,157	8,443	88	8,531
Connected Care	3,042	1,749	4,792	284	5,076
Personal Health	3,659	13	3,672	1	3,673
Other	232	322	554	-	554
Philips Group	12,219	5,241	17,461	373	17,834

2024
Diagnosis & Treatment	5,655	3,070	8,725	65	8,790
Connected Care	2,959	1,886	4,845	289	5,134
Personal Health	3,471	15	3,486	-	3,486
Other	300	311	611	-	611
Philips Group	12,385	5,282	17,667	354	18,021

2023
Diagnosis & Treatment	5,768	2,980	8,749	76	8,825
Connected Care	2,970	1,854	4,824	314	5,138
Personal Health	3,586	16	3,602	-	3,602
Other	245	360	604	-	604
Philips Group	12,569	5,210	17,779	390	18,169

Disaggregation of Sales per geographic area	Philips Group
Disaggregation of sales per geographic area in millions of EUR

	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
2025
Western Europe	2,606	1,291	3,897	24	3,921
North America	4,945	2,478	7,423	119	7,542
Other mature geographies	798	425	1,223	229	1,452
Mature geographies	8,349	4,194	12,543	372	12,915
Growth geographies	3,870	1,047	4,917	1	4,919
Sales	12,219	5,241	17,461	373	17,834

2024
Western Europe	2,698	1,254	3,951	28	3,978
North America	4,958	2,602	7,560	93	7,655
Other mature geographies	893	401	1,294	231	1,526
Mature geographies	8,549	4,256	12,805	353	13,159
Growth geographies	3,836	1,026	4,861	1	4,863
Sales	12,385	5,282	17,667	354	18,021

2023
Western Europe	2,552	1,221	3,770	49	3,819
North America	4,859	2,608	7,470	92	7,562
Other mature geographies	980	398	1,378	248	1,626
Mature geographies	8,392	4,227	12,618	389	13,007
Growth geographies	4,177	984	5,161	1	5,162
Sales	12,569	5,210	17,779	390	18,169

Employee benefit expenses	Philips Group
Employee benefit expenses in millions of EUR

	2025	2024	2023
Salaries and wages excluding share-based compensation	5,369	5,356	5,635
Share-based compensation	148	104	97
Post-employment benefit costs	371	388	402
Other social security and similar charges:
Required by law	582	580	567
Voluntary	211	211	202
Employee benefit expenses	6,681	6,641	6,903

Employees by category	The number (full-time equivalents, or FTEs) of employees by category at year-end is summarized as:
Philips Group
Employees by category in FTEs as of December 31

	2025	2024	2023
Production	28,167	27,478	28,640
Research & development	10,248	10,843	12,035
Other	26,402	27,795	26,818
Philips Employees	64,817	66,116	67,493
Third-party workers	1,585	1,708	2,163
Total	66,401	67,823	69,656

Employees by geographical location	Philips Group Employees by geographical location in average FTEs

	2025	2024	2023
Netherlands	8,342	8,844	9,794
Other countries	58,691	60,113	62,471
Total	67,033	68,956	72,264

Depreciation and amortization	Depreciation of property, plant and equipment and amortization of intangible assets, including impairments, are:
Philips Group
Depreciation and amortization [1] in millions of EUR

	2025	2024	2023
Depreciation of property, plant and equipment	602	696	689
Amortization of software	104	102	98
Amortization of acquired intangible assets	240	392	290
Amortization of development costs	178	199	184
Depreciation and amortization	1,125	1,390	1,261
[1]Includes impairments. For impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill.

Audit and audit-related fees	The accompanying table shows the fees attributable to the fiscal years 2025, 2024 and 2023 for services rendered by the external auditors.
Philips Group
Audit and audit-related fees in millions of EUR

	2025			2024
	PwC NL ¹	PwC Network	Total	EY NL ²	EY Network	Total
Audit fees	6.5	6.2	12.7	9.5	5.5	15.0
consolidated financial statements	6.5	2.9	9.4	9.5	3.0	12.5
statutory financial statements	-	3.3	3.3	-	2.5	2.5
Audit-related fees ³	1.3	-	1.3	1.9	0.3	2.2
sustainability assurance	1.3	-	1.3	1.6	-	1.6
other	0.1	-	0.1	0.3	0.3	0.6
Tax fees	-	-	-	-	-	-
All other fees	-	-	-	-	-	-
Fees	7.8	6.2	14.0	11.4	5.8	17.2
[1]PricewaterhouseCoopers Accountants N.V.
2EY Accountants B.V.
[3]Also known as Assurance fees

Other business income (expenses)	Other business income (expenses) consists of:
Philips Group
Other business income (expenses) in millions of EUR

	2025	2024	2023
Result on disposal of businesses:
income	2	27	50
expenses	(27)	(14)	-
Result on disposal of fixed assets:
income	3	3	12
expenses	(2)	-	(1)
Result on other remaining businesses:
income	82	560	49
expenses	(21)	(1,005)	(643)
Impairment of goodwill	-	-	(8)
Other business income (expenses)	36	(429)	(540)
Total other business income	87	590	112
Total other business expenses	(51)	(1,019)	(652)